Operating Segment - Disclosure of Detailed Information About Segment Performance (Details) - NZD ($) $ in Thousands		6 Months Ended
		Jul. 31, 2019	Jul. 31, 2018
Statement Line Items [Line Items]
Revenue		$ 42,094	$ 56,750
Cost of sales		(28,129)	(39,072)
Gross margin		13,965	17,678
Administrative expenses		(5,125)	(1,851)
Corporate expenses		(5,656)	(7,901)
Other foreign exchange gain/loss		(953)	(3,535)
EBITDA		(9,758)	(15,436)
Brand transition, restructure and transaction expenses		(5,846)	(5,157)
Finance expense		(2,230)	(2,454)
Fair value (gain)/loss on foreign exchange contracts		729	2,306
Fair value gain/(loss) on Convertible Note derivative			(775)
Profit/(loss) before income tax		(27,968)	(26,505)
Income tax expense		(761)	411
Loss for the period		(28,729)	(26,094)
Operating segments [Member]
Statement Line Items [Line Items]
Revenue from external customers		42,094	56,750
Revenue		42,094	56,750
Cost of sales		(28,129)	(39,072)
Gross margin		13,965	17,678
Other segment expenses	[1]	(17,180)	(22,626)
Administrative expenses		(558)	(661)
Corporate expenses		(5,656)	(10,672)
Other foreign exchange gain/loss		(329)	845
EBITDA		(9,758)	(15,436)
Brand transition, restructure and transaction expenses		(5,846)	(5,157)
Finance expense		(2,230)	(2,454)
Impairment expense		(6,849)	(4,182)
Depreciation and amortization		(4,567)	(1,190)
Fair value (gain)/loss on foreign exchange contracts		729	2,306
Unrealised foreign exchange gain/(loss)		553	383
Fair value gain/(loss) on Convertible Note derivative			(775)
Profit/(loss) before income tax		(27,968)	(26,505)
Income tax expense		(761)	411
Loss for the period		(28,729)	(26,094)
Operating segments [Member] | New Zealand Retail [Member]
Statement Line Items [Line Items]
Revenue from external customers		12,498	15,571
Revenue		12,498	15,571
Cost of sales		(6,820)	(7,612)
Gross margin		5,678	7,959
Other segment expenses	[1]	(5,028)	(6,856)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		650	1,103
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortization
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Profit/(loss) before income tax		650	1,103
Income tax expense
Loss for the period		650	1,103
Operating segments [Member] | Australia Retail [Member]
Statement Line Items [Line Items]
Revenue from external customers		6,502	8,758
Revenue		6,502	8,758
Cost of sales		(3,007)	(4,246)
Gross margin		3,495	4,512
Other segment expenses	[1]	(2,618)	(5,644)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		877	(1,132)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortization
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Profit/(loss) before income tax		877	(1,132)
Income tax expense
Loss for the period		877	(1,132)
Operating segments [Member] | New Zealand Wholesale [Member]
Statement Line Items [Line Items]
Revenue from external customers		1,569	4,556
Revenue		1,569	4,556
Cost of sales		(820)	(3,695)
Gross margin		749	861
Other segment expenses	[1]	(636)	(672)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		113	189
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortization
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Profit/(loss) before income tax		113	189
Income tax expense
Loss for the period		113	189
Operating segments [Member] | Australia Wholesale [Member]
Statement Line Items [Line Items]
Revenue from external customers		3,289	6,757
Revenue		3,289	6,757
Cost of sales		(2,545)	(5,246)
Gross margin		744	1,511
Other segment expenses	[1]	(1,299)	(1,726)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(555)	(215)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortization
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Profit/(loss) before income tax		(555)	(215)
Income tax expense
Loss for the period		(555)	(215)
Operating segments [Member] | US Wholesale [Member]
Statement Line Items [Line Items]
Revenue from external customers		3,242	3,047
Revenue		3,242	3,047
Cost of sales		(2,374)	(2,923)
Gross margin		868	124
Other segment expenses	[1]	(1,303)	(1,187)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(435)	(1,063)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortization
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Profit/(loss) before income tax		(435)	(1,063)
Income tax expense
Loss for the period		(435)	(1,063)
Operating segments [Member] | Europe Wholesale [Member]
Statement Line Items [Line Items]
Revenue from external customers		314	3,813
Revenue		314	3,813
Cost of sales		(130)	(3,007)
Gross margin		184	806
Other segment expenses	[1]	(127)	(1,166)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		57	(360)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortization
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Profit/(loss) before income tax		57	(360)
Income tax expense
Loss for the period		57	(360)
Operating segments [Member] | E-Commerce [Member]
Statement Line Items [Line Items]
Revenue from external customers		14,680	14,248
Revenue		14,680	14,248
Cost of sales		(10,417)	(10,234)
Gross margin		4,263	4,014
Other segment expenses	[1]	(6,169)	(5,375)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(1,906)	(1,361)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortization
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Profit/(loss) before income tax		(1,906)	(1,361)
Income tax expense
Loss for the period		(1,906)	(1,361)
Operating segments [Member] | Unallocated [member]
Statement Line Items [Line Items]
Revenue from external customers
Revenue
Cost of sales		(2,016)	(2,109)
Gross margin		(2,016)	(2,109)
Other segment expenses	[1]
Administrative expenses		(558)	(661)
Corporate expenses		(5,656)	(10,672)
Other foreign exchange gain/loss		(329)	845
EBITDA		(8,559)	(12,597)
Brand transition, restructure and transaction expenses		(5,846)	(5,157)
Finance expense		(2,230)	(2,454)
Impairment expense		(6,849)	(4,182)
Depreciation and amortization		(4,567)	(1,190)
Fair value (gain)/loss on foreign exchange contracts		729	2,306
Unrealised foreign exchange gain/(loss)		553	383
Fair value gain/(loss) on Convertible Note derivative			(775)
Profit/(loss) before income tax		(26,769)	(23,666)
Income tax expense		(761)	411
Loss for the period		$ (27,530)	$ (23,255)

[1]	Other segment expenses relate to brand management expenses and some corporate expenses.